Summary of Significant Accounting Policies - Sales and Marketing Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Advertising and promotion expenses	$ 15.0	$ 17.4	$ 41.2